PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Divestments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property divestments	$ 6,900	$ 56,200
Gain on divestment of assets		$ 78,400	$ 559,235